Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Class Of Inventories [Line Items]
Raw materials	$ 1,037.2	$ 913.3
Work in process	774.9	683.0
Spare parts	441.9	414.1
Finished goods	61.6	55.4
Held by third parties	96.2	77.3
Advances to suppliers	25.4	33.8
Inventory in transit	155.7	116.6
Consumption materials	43.1	35.5
Total	2,636.0	2,329.0
Gross amount [Member]
Class Of Inventories [Line Items]
Raw materials	1,118.9	995.1
Work in process	774.9	687.7
Spare parts	477.6	445.6
Finished goods	61.6	55.4
Held by third parties	97.5	79.2
Advances to suppliers	25.4	33.8
Inventory in transit	155.7	116.6
Consumption materials	51.7	47.4
Total	2,763.3	2,460.8
Loss due to obsolescence [Member]
Class Of Inventories [Line Items]
Raw materials	(81.7)	(81.8)
Work in process	0.0	0.0
Spare parts	(34.3)	(30.5)
Finished goods	0.0	0.0
Held by third parties	(1.3)	(1.9)
Advances to suppliers	0.0	0.0
Inventory in transit	0.0	0.0
Consumption materials	(8.6)	(11.9)
Total	(125.9)	(126.1)
Loss of market value [Member]
Class Of Inventories [Line Items]
Raw materials	0.0	0.0
Work in process	0.0	(4.7)
Spare parts	(1.4)	(1.0)
Finished goods	0.0	0.0
Held by third parties	0.0	0.0
Advances to suppliers	0.0	0.0
Inventory in transit	0.0	0.0
Consumption materials	0.0	0.0
Total	$ (1.4)	$ (5.7)